Note E - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Pension and other post retirement benefits:	2013	2012	2011
Recognized actuarial gain (loss) (a)	$10,282	$(3,922)	$(12,022)
Settlement loss (b)	2,756	1,940	1,987
Settlement loss (c)	1,413	995	1,023
Total before income tax	14,451	(987)	(9,012)
Income tax	(5,249)	312	3,282
Net of income tax	$9,202	$(675)	$(5,730)

Comprehensive Income (Loss) [Table Text Block]
	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2011	$768	$(10,196)	$(9,428)
Current period charge	(886)	(9,012)	(9,898)
Income tax benefit	--	3,282	3,282
Balance at December 31, 2011	(118)	(15,926)	(16,044)
Current period credit (charge)	437	(987)	(550)
Income tax benefit	--	312	312
Balance at December 31, 2012	319	(16,601)	(16,282)
Current period (charge) credit	(1,381)	14,451	13,070
Income tax (charge)	--	(5,249)	(5,249)
Balance at December 31, 2013	$(1,062)	$(7,399)	$(8,461)